COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Founder Shares, the holders of representative shares as well as the holders of the Placement Units (and underlying securities) and any securities issued in payment of Digital World Convertible Notes made to the Company, are entitled to registration rights pursuant to an agreement signed on the effective date of the Initial Public Offering. The holders of a majority of these securities are entitled to make up to three
demands that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding anything to the contrary, the underwriters (and/or their designees) may participate in a “piggy-back” registration only during the seven year period beginning on the effective date of the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding anything to the contrary, under FINRA Rule 5110, the underwriters and/or their designees may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the registration statement relating to the Initial Public Offering, and the underwriters and/or their designees may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement relating to the Initial Public Offering.
Underwriting Agreement
The underwriters purchased the 3,750,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions.
The underwriters are entitled to a cash underwriting discount of: (i) one point twenty-five percent (1.25%) of the gross proceeds of the Initial Public Offering, or $3,593,750, with the underwriters’ over-allotment having been exercised in full; (ii) zero point five percent (0.50%) of the total number of shares of Class A common stock issued in the Initial Public Offering, or 143,750 shares of Class A common stock. In addition, the underwriters are entitled to a deferred underwriting commissions of three point five percent (3.50%) of the gross proceeds of the Initial Public Offering, or $10,062,500 upon closing of the Business Combination. The deferred underwriting commissions will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.
Right of First Refusal
Subject to certain conditions, the Company granted the underwriter, for a period of 24 months after the date of the consummation of the Business Combination, a right of first refusal to act as sole book runner, and/or sole placement agent, at the representative’s sole discretion, for each and every future public and private equity and debt offering, including all equity linked financings for the Company or any of its successors or subsidiaries. In accordance with FINRA Rule 5110(g)(6)(A), such right of first refusal shall not have a duration of more than three years from the effective date of the Registration Statement.
Agreement with law firm
During 2023 the Company agreed to pay a law firm the greater of
$
8

million or
130
% of the actual fees
incurred if the Company completes the Business Combination. Such fees are subject to a downward adjustment in the event the Business Combination is not consummated. Fees and expenses incurred for the nine months ended September

30, 2023 related to the law firm were $
2.3

million.
Legal Matters
Except as indicated below, to the knowledge of the Company’s management team, there is no litigation currently pending or contemplated against the Company, or against any of its property.
The Company is cooperating with a FINRA inquiry concerning events (specifically, a review of trading) that preceded the public announcement of the Merger Agreement. According to FINRA’s request, the inquiry should not be construed as an indication that FINRA has determined that any violations of Nasdaq rules or federal securities laws have occurred, nor as a reflection upon the merits of the securities involved or upon any person who effected transactions in such securities.
Settlement in Principle
As previously disclosed in the Company’s Form 8-K filed with the SEC on July 3, 2023, the Company was the subject of an investigation (the “Investigation”) by the SEC with respect to certain statements, agreements and the timing thereof included in the Company’s registration statements on Form S-1 (the “Form S-1”) in connection with its IPO and Form S-4 relating to the business combination between the Company and TMTG.
On July 3, 2023, the Company reached an agreement in principle (the “Settlement in Principle”) in connection with the Investigation. The Settlement in
Principle was subject to approval by the SEC.
On July 20, 2023, the SEC approved the Settlement in Principle, announcing settled charges against Digital World and entered a cease-and-desist order (the “Order”) finding that Digital World violated certain antifraud provisions of the Securities Act and the Exchange Act, in connection with Digital World’s IPO filings on Form S-1 and the Form S-4 concerning certain statements, agreements and omissions relating to the timing and discussions Digital World had with TMTG regarding the proposed business combination. In the Order, Digital World agreed (i) that any amended Form S-4 filed by Digital World will be materially complete and accurate with respect to certain statements, agreements and omissions relating to the timing and discussions that Digital World had with TMTG regarding the proposed business combination and (ii) to pay a civil money penalty in an amount of $
18
million to the SEC promptly after the closing of any merger or a comparable business combination or transaction, whether with TMTG or any other entity. The Company recorded an expense related to this matter of $
8 million and $
18
million for the three months and nine months ended September 30, 2023.
Directors’ and Officers’ Insurance Policy
The coverage under the D&O policy is $
2.5
million in excess of a $
5.0
million retention. The Company has submitted a notice of loss related to the above noted DOJ and SEC actions to the insurance company and has begun submitting information to the insurance company. Based on actual payments made to third parties under the D&O policy, the
C
ompany has reduced its liabilities at September 30, 2023 by $
1
million.
The Company is subject to litigation, disputes and claims in the normal course of its business. Except as noted above, the Company is not aware of any matters which could be material to the financial statements.
Notice of delisting
On May 23, 2023, the Company received a notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company was not in compliance with Nasdaq Listing Rule 5250(c)(1) (the “Rule”) because it had not yet filed its Quarterly Report on Form 10-Q for the quarter ended March 31, 2023 (the “Q1 Form 10-Q”) with the SEC. The Rule requires listed companies to timely file all required periodic financial reports with the SEC.
Pursuant to Nasdaq rules, on July 24, 2023, the Company submitted to Nasdaq a plan to regain compliance with the Rule. On August 7, 2023, the Company received a notice from Nasdaq stating that Nasdaq had determined to grant an exception to enable the Company to regain compliance with the Rule and required the Company to file its amended Annual Report on Form 10-K for the year ended December 31, 2022 and its Q1 Form 10-Q, as required by the Rule, on or before November 20, 2023. On October 30, 2023, the Company filed its amended Annual Report on Form 10-K. On November 13, 2023, the Company filed its Q1 Form 10-Q.
On August 24, 2023, the Company announced that it received an expected letter from Nasdaq stating that the Company was not in compliance with the Rule because it had not yet filed its Quarterly Report on Form 10-Q for the period ended June 30, 2023 (the “Second Quarter Form 10-Q”) with the SEC. The Company submitted to Nasdaq an updated compliance plan which required the Company to file its Second Quarter Form 10-Q by November 20, 2023. On November 13, 2023, the Company filed its Second Quarter Form 10-Q.

NOTE 7. COMMITMENTS AND CONTINGENCIES
Registration Rights
The

holders of the Founder Shares, the holders of representative shares as well as the holder
s of the Placement Units (and underlying securities) and any securities issued in payment of Working Capital Loans made to the Company, are entitled to registration rights pursuant to an agreement signed on the effective date of the Initial Public Offering. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. Notwithstanding anything to the contrary, the underwriters (and/or their designees) may participate in a “piggy-back” registration only during the seven year period beginning on the effective date of the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding anything to the contrary, under FINRA Rule 5110, the underwriters and/or their designees may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the registration statement relating to the Initial Public Offering, and the underwriters and/or their designees may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement relating to the Initial Public Offering.
Underwriting Agreement
The
underwriters purchased the 3,750,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions.
The
underwriters are entitled to a cash underwriting discount of: (i) one point twenty-five percent (1.25%) of the gross proceeds of the Initial Public Offering, or $3,593,750, with the underwriters’ over-allotment having been exercised in full; (ii) zero point five percent (0.50%) of the total number of shares of Class A common stock issued in the Initial Public Offering, or 143,750 shares of Class A common stock. In addition, the underwriters are entitled to a deferred underwriting commissions of three point five percent (3.50%) of the gross proceeds of the Initial Public Offering, or $10,062,500 upon closing of the Business Combination. The deferred underwriting commissions will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement.
Right of First Refusal
Subject
to certain conditions, the Company granted the underwriter, for a period of 24 months after the date of the consummation of the Business Combination, a right of first refusal to act as sole book runner, and/or sole placement agent, at the representative’s sole discretion, for each and every future public and private equity and debt offering, including all equity linked financings for the Company or any of its successors or subsidiaries. In accordance with FINRA Rule 5110(g)(6)(A), such right of first refusal shall not have a duration of more than three years from the effective date of the Registration Statement.
Legal Matters
The Company is cooperating with a FINRA inquiry concerning events (specifically, a review of trading) that preceded the public announcement of the Merger Agreement. According to FINRA’s request, the inquiry should not be construed as an indication that FINRA has determined that any violations of Nasdaq rules or federal securities laws have occurred, nor as a reflection upon the merits of the securities involved or upon any person who effected transactions in such securities.
The
Company is also cooperating with an SEC investigation, including responding to several document requests and subpoenas from the SEC to the Company and certain of its directors seeking various documents and information regarding, among other things, meetings of the Company’s Board of Directors; communications with and the evaluation of potential targets, including TMTG; communications relating to TMTG; agreements with and payments made to certain advisors; investors, including investor meetings and agreements; the appointment of certain of the Company’s officers and directors; policies and procedures relating to trading; and documents sufficient to identify banking, telephone, and email addresses; the Company’s due diligence regarding TMTG, communications regarding and due diligence of potential targets other than TMTG; and relationships between and among the Company (and/or certain of its officers and directors) and other entities (including the Sponsor and certain advisors, including the Company’s underwriter and financial advisor in its Initial Public Offering). According to the SEC’s request and subpoena, the investigation does not mean that the SEC has concluded that anyone violated the law or that the SEC has a negative opinion of the Company or any person, entity, or security. Any resolution of the inquiry or investigation, as well as proceedings by the SEC, FINRA, or other governmental or regulatory authorities, could result in the imposition of significant fines, penalties, injunctions, prohibitions on the conduct of the Company’s business, damage to its reputation and other sanctions against it, including restrictions on its activities. See Note 11 – Subsequent Events.
The SEC also issued an order of examination pursuant to Section 8(e) of the Securities Act, with respect to the Form S-4 relating to the Transactions with TMTG, and a further subpoena in support thereof. This subpoena seeks additional documents and information with respect to, among other things, communications regarding and due diligence of potential targets other than TMTG, relationships between and among the Company (and/or certain of its officers and directors) and other entities (including the Sponsor) and certain advisors, including the Company’s underwriter and financial advisor in its Initial Public Offering), the holders of ownership interests in the Sponsor, certain elements of the transaction history for equity in the Sponsor, and certain forward-looking information about TMTG referenced in the Form S-4. Any resolution of the investigation could result in the imposition of significant penalties, injunctions, prohibitions on the conduct of the Company’s business, damage to its reputation and other sanctions against it. In addition, the Section 8(e) order of examination of the Form S-4 can be expected to delay effectiveness of the Form S-4, which could materially delay, materially impede, or prevent the consummation of the Transactions. See Note 11 – Subsequent Events.
In addition, the Company and each member of its board of directors received grand jury subpoenas seeking certain of the same documents demanded in the above-referenced SEC subpoenas, along with requests relating to the Company’s S-1 filings, communications with or about multiple individuals, and information regarding Rocket One Capital. The Company has been informed that on June 27, 2022, TMTG received a subpoena from the SEC seeking documents relating to, among other things, the Company and other potential counterparties for a business transaction involving TMTG. The Company has also been informed that on
June
30, 2022, TMTG was served with a subpoena, issued by a federal grand jury sitting in the Southern District of New York, seeking a subset of the same or similar documents demanded in subpoenas to the Company and its directors. Certain current and former TMTG personnel have also recently received individual grand jury subpoenas.
These subpoenas, and the underlying investigations by the SEC and the U.S. Department of Justice, can be expected to delay effectiveness of the Form S-4, which could materially delay, materially impede, or prevent the consummation of the
Transactions
.
Directors’ and Officers’ Insurance Policy
The
coverage under the D&O policy is $
2.5 million in excess of a $
5.0 million retention. The Company has submitted a notice of loss related to the above noted DOJ and SEC actions to the insurance company and has begun submitting information to the insurance company. Due to the early stage of this matter, there can be no assurance that the Company will be successful in recouping costs from the insurance company under its D&O policy.

See Note 11 – Subsequent Events.

The
Company is subject to litigation, disputes and claims in the normal course of its business.
Except as noted above, the Company is
 not
aware of any matters which could be material to the financial statements.